SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, shares authorized	120,000,000	120,000,000
Common shares, shares issued	85,503,321	88,312,068
Common shares, shares outstanding	85,503,321	88,312,068
Parent Company
Condensed Financial Information of Parent Company
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, shares authorized	120,000,000	120,000,000
Common shares, shares issued	85,503,321	88,312,068
Common shares, shares outstanding	85,503,321	88,312,068